Loans, Financings and Debentures - Summary Consolidated Composition of Loans, Financings and Debentures, by Currency and Indexor, with the Respective Amortization (Detail)
€ in Millions, R$ in Millions, $ in Millions
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 14,398			R$ 15,179
IPCA.[member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,801
Ufir / RGR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	49
CDI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7,202
URTJ / TJLP [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	119
IGP-DI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4
Total by indexor [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	11,175
Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(91)
Interest paid in advance [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(47)
Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4	€ 4
US dollar [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,357		$ 3,357
Total by currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,361
2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,371
2018 [member] | IPCA.[member]
Disclosure of detailed information about borrowings [line items]
Borrowings	308
2018 [member] | Ufir / RGR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	17
2018 [member] | CDI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,990
2018 [member] | URTJ / TJLP [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	27
2018 [member] | IGP-DI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2
2018 [member] | Total by indexor [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,344
2018 [member] | Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(4)
2018 [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4	€ 4
2018 [member] | US dollar [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	27
2018 [member] | Total by currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	31
2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,712
2019 [member] | IPCA.[member]
Disclosure of detailed information about borrowings [line items]
Borrowings	647
2019 [member] | Ufir / RGR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	13
2019 [member] | CDI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,044
2019 [member] | URTJ / TJLP [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	23
2019 [member] | Total by indexor [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,727
2019 [member] | Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(15)
2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,001
2020 [member] | IPCA.[member]
Disclosure of detailed information about borrowings [line items]
Borrowings	820
2020 [member] | Ufir / RGR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	11
2020 [member] | CDI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,165
2020 [member] | URTJ / TJLP [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	23
2020 [member] | IGP-DI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1
2020 [member] | Total by indexor [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,020
2020 [member] | Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(19)
2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,394
2021 [member] | IPCA.[member]
Disclosure of detailed information about borrowings [line items]
Borrowings	819
2021 [member] | Ufir / RGR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3
2021 [member] | CDI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,571
2021 [member] | URTJ / TJLP [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	23
2021 [member] | Total by indexor [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,416
2021 [member] | Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(22)
2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,990
2022 [member] | IPCA.[member]
Disclosure of detailed information about borrowings [line items]
Borrowings	547
2022 [member] | Ufir / RGR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3
2022 [member] | CDI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,432
2022 [member] | URTJ / TJLP [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	23
2022 [member] | Total by indexor [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,005
2022 [member] | Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(15)
2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	223
2023 [member] | IPCA.[member]
Disclosure of detailed information about borrowings [line items]
Borrowings	220
2023 [member] | Ufir / RGR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2
2023 [member] | IGP-DI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1
2023 [member] | Total by indexor [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	223
2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,487
2024 [member] | IPCA.[member]
Disclosure of detailed information about borrowings [line items]
Borrowings	220
2024 [member] | Total by indexor [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	220
2024 [member] | Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(16)
2024 [member] | Interest paid in advance [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(47)
2024 [member] | US dollar [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,330		$ 3,330
2024 [member] | Total by currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,330
After 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	220
After 2024 [member] | IPCA.[member]
Disclosure of detailed information about borrowings [line items]
Borrowings	220
After 2024 [member] | Total by indexor [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 220